                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2008
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         AEW Capital Management, L.P.
                 -------------------------------
   Address:      Two Seaport Lane
                 -------------------------------
                 Boston, MA 02210-2021
                 -------------------------------

Form 13F File Number: 028-06538
                          ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    James J. Finnegan
         -----------------------------------------------
Title:   Vice President of AEW Capital Management, Inc.,
         -----------------------------------------------
         General Partner of AEW Capital Management, L.P.
         -----------------------------------------------
Phone:   (617) 261-9000
         -----------------------------------------------

Signature, Place, and Date of Signing:

        /s/ James J. Finnegan        Boston, Massachuetts   November 12, 2008
   -------------------------------   --------------------   -----------------
             [Signature]                [City, State]            [Date]

Report Type (Check only one.):

/ / 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/X/ 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

    Form 13F File Number         Name

    028-04037                    Pioneer Investment Management, Inc.
        ---------------          ------------------------------------

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      4
                                        --------------------

Form 13F Information Table Entry Total: 57
                                        --------------------

Form 13F Information Table Value Total: 4,185,611
                                        --------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

    No.       Form 13F File Number        Name

    1         028-06536                   AEW Capital Management, Inc.
    ------        -----------------       -------------------------------------
    2         028-10256                   AEW Management and Advisors, L.P.
    ------        -----------------       -------------------------------------
    3         028-10257                   AEW Investment Group, Inc.
    ------        -----------------       -------------------------------------
    4         028-06808                   Natixis Global Asset Management, L.P.
    ------        -----------------       -------------------------------------

                           FORM 13F INFORMATION TABLE

             NAME OF REPORTING MANAGER: AEW CAPITAL MANAGEMENT, L.P.
                                    9/30/2008

                                                                                                             VOTING AUTHORITY
                          TITLE OF            VALUE      SH or    SH/ PUT/   INVESTMENT     OTHER     -----------------------------
      NAME OF ISSUER       CLASS     CUSIP   (X$1000)   PRN AMT   PRN Call   DISCRETION    MANAGERS      SOLE    SHARED     NONE
-----------------------------------------------------------------------------------------------------------------------------------
Alexandria R.E. Equities  COM      015271109    41,850    372,000 SH       Shared-Defined 01 02 03 04    189,000      -     183,000
AMB Property Corp         COM      00163T109   150,786  3,328,606 SH       Shared-Defined 01 02 03 04  2,291,406      -   1,037,200
American Campus
  Communities             COM      024835100     3,117     92,000 SH       Shared-Defined 01 02 03 04     86,700      -       5,300
Apartment Invt & Mgmt     COM      03748R101    55,805  1,593,531 SH       Shared-Defined 01 02 03 04  1,298,891      -     294,640
Ashford Hospitality Trust COM      044103109     9,652  2,383,300 SH       Shared-Defined 01 02 03 04  1,954,600      -     428,700
Avalon Bay Communities    COM      053484101   193,080  1,961,800 SH       Shared-Defined 01 02 03 04  1,443,500      -     518,300
Biomed Realty Trust Inc.  COM      09063H107    46,367  1,753,000 SH       Shared-Defined 01 02 03 04  1,497,800      -     255,200
Boston Properties Inc.    COM      101121101   270,228  2,885,200 SH       Shared-Defined 01 02 03 04  2,106,200      -     779,000
Brandywine Realty Trust   COM      105368203    42,916  2,677,200 SH       Shared-Defined 01 02 03 04  2,002,600      -     674,600
Brookfield Properties     COM      112900105   119,423  7,539,300 SH       Shared-Defined 01 02 03 04  5,467,500      -   2,071,800
Camden Property Trust     COM      133131102    80,706  1,759,841 SH       Shared-Defined 01 02 03 04  1,487,141            272,700
CBL & Assoc. Properties   COM      124830100     3,012    150,000 SH       Shared-Defined 01 02 03 04    150,000      -           -
Cedar Shopping Centers    COM      150602209     2,313    175,000 SH       Shared-Defined 01 02 03 04    175,000      -           -
Corporate Office
  Properties              COM      22002T108    48,908  1,212,100 SH       Shared-Defined 01 02 03 04  1,014,100            198,000
DCT Industrial Trust Inc. COM      233153105    51,838  6,920,900 SH       Shared-Defined 01 02 03 04  5,892,800      -   1,028,100
Developers Diversified    COM      251591103    90,060  2,841,900 SH       Shared-Defined 01 02 03 04  2,402,000      -     439,900
Digital Realty Trust      COM      253868103    26,266    555,900 SH       Shared-Defined 01 02 03 04    462,800      -      93,100
Dupont Fabros Technology  COM      26613Q106    38,232  2,507,000 SH       Shared-Defined 01 02 03 04  1,938,100      -     568,900
Entertainment Pptys Tr    COM      29380T105     8,755    160,000 SH       Shared-Defined 01 02 03 04    160,000      -           -
Equity Residential        COM      29476L107   258,715  5,825,600 SH       Shared-Defined 01 02 03 04  4,370,700      -   1,454,900
Extra Space Storage Inc.  COM      30225T102    47,055  3,063,500 SH       Shared-Defined 01 02 03 04  2,645,100      -     418,400
Federal Realty Invs Trust COM      313747206   198,682  2,321,046 SH       Shared-Defined 01 02 03 04  1,658,246      -     662,800
First Potomac Realty
  Trust                   COM      33610F109    33,340  1,939,500 SH       Shared-Defined 01 02 03 04  1,669,100      -     270,400
General Growth Properties COM      370021107    27,215  1,802,289 SH       Shared-Defined 01 02 03 04  1,490,689      -     311,600
Glimcher Realty Trust     COM      379302102     2,046    196,000 SH       Shared-Defined 01 02 03 04    196,000                  -
HCP Inc.                  COM      40414L109   145,170  3,617,500 SH       Shared-Defined 01 02 03 04  2,543,700      -   1,073,800
Healthcare Realty Trust
  Inc.                    COM      421946104     5,888    202,000 SH       Shared-Defined 01 02 03 04    202,000      -           -
Hospitality Properties    COM      44106M102     1,334     65,000 SH       Shared-Defined 01 02 03 04     65,000      -           -
Host Hotels & Resorts     COM      44107P104   113,681  8,553,900 SH       Shared-Defined 01 02 03 04  6,640,100      -   1,913,800
HRPT Properties Trust     COM      40426W101    30,178  4,379,900 SH       Shared-Defined 01 02 03 04  3,786,500      -     593,400
Kilroy Realty Corp.       COM      49427F108    71,628  1,498,816 SH       Shared-Defined 01 02 03 04  1,292,316      -     206,500
Kimco Realty Corp.        COM      49446R109    67,747  1,833,977 SH       Shared-Defined 01 02 03 04  1,558,277      -     275,700
Kite Realty Group         COM      49803T102    17,365  1,578,668 SH       Shared-Defined 01 02 03 04  1,264,568      -     314,100
Lexington Realty Trust    COM      529043101     2,411    140,000 SH       Shared-Defined 01 02 03 04    140,000      -           -
Liberty Property Trust    COM      531172104   163,631  4,346,100 SH       Shared-Defined 01 02 03 04  3,179,100      -   1,167,000
Macerich Company (the)    COM      554382101   158,068  2,483,400 SH       Shared-Defined 01 02 03 04  1,869,400      -     614,000

Mack Cali Realty Corp     COM      554489104     4,911     145,000 SH       Shared-Defined 01 02 03 04    145,000    -            -
Mid-America Apartment     COM      59522J103     2,948      60,000 SH       Shared-Defined 01 02 03 04     60,000    -            -
National Retail
  Properties              COM      637417106     5,389     225,000 SH       Shared-Defined 01 02 03 04    225,000    -            -
Nationwide Health
  Properties Inc.         COM      638620104    99,644   2,769,430 SH       Shared-Defined 01 02 03 04  2,328,330    -      441,100
Omega Healthcare
  Investors               COM      681936100    63,076   3,208,322 SH       Shared-Defined 01 02 03 04  2,745,022    -      463,300
Parkway Properties Inc/Md COM      70159Q104     5,092     134,500 SH       Shared-Defined 01 02 03 04    134,500    -            -
Plum Creek Timber Co.     COM      729251108    12,370     248,100 SH       Shared-Defined 01 02 03 04    206,800    -       41,300
Post Properties Inc.      COM      737464107    42,383   1,515,300 SH       Shared-Defined 01 02 03 04    891,600           623,700
Prologis Trust            COM      743410102   101,982   2,471,100 SH       Shared-Defined 01 02 03 04  2,049,500    -      421,600
PS Business Parks Inc     COM      69360J107    30,954     537,400 SH       Shared-Defined 01 02 03 04    448,500    -       88,900
Public Storage Inc.       COM      74460D109   259,347   2,619,400 SH       Shared-Defined 01 02 03 04  1,955,700    -      663,700
Realty Income Corp        COM      756109104    19,850     775,400 SH       Shared-Defined 01 02 03 04    738,300    -       37,100
Regency Centers Corp.     COM      758849103   151,133   2,266,200 SH       Shared-Defined 01 02 03 04  1,663,900    -      602,300
Senior Housing Properties
  Trust                   COM      81721M109    10,771     452,000 SH       Shared-Defined 01 02 03 04    452,000    -            -
Simon Property Group      COM      828806109   403,151   4,156,200 SH       Shared-Defined 01 02 03 04  3,133,700    -    1,022,500
Starwood Hotels & Resorts COM      85590A401    72,933   2,591,800 SH       Shared-Defined 01 02 03 04  1,864,400    -      727,400
Tanger Factory Outlets    COM      875465106     1,314      30,000 SH       Shared-Defined 01 02 03 04     30,000    -            -
Taubman Centers Inc.      COM      876664103    46,835     936,700 SH       Shared-Defined 01 02 03 04    784,600           152,100
UDR Inc.                  COM      902653104    16,053     613,900 SH       Shared-Defined 01 02 03 04    536,500    -       77,400
Vornado Realty Trust      COM      929042109   208,007   2,287,050 SH       Shared-Defined 01 02 03 04  1,737,350    -      549,700
Column Totals                                4,185,611 112,758,576                                     88,721,636    -   24,036,940